American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2025

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 75.5%
Angola — 1.1%
Angola Government International Bonds, 8.25%, 5/9/28(1)	2,700,000	2,620,601
Angola Government International Bonds, 8.00%, 11/26/29(1)	1,800,000	1,687,220
Angola Government International Bonds, 9.375%, 5/8/48(1)	1,480,000	1,202,854
Angola Government International Bonds, 9.125%, 11/26/49(1)	1,200,000	955,156
		6,465,831
Argentina — 3.0%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35	13,650,000	9,043,125
Provincia de Buenos Aires/Government Bonds, VRN, 6.625%, 9/1/37(1)	8,468,100	6,004,306
Provincia de Cordoba, 9.75%, 7/2/32(1)	3,000,000	3,035,250
		18,082,681
Bahamas — 0.3%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)	1,575,000	1,602,562
Bahrain — 2.1%
Bahrain Government International Bonds, 5.625%, 9/30/31(1)	9,300,000	9,017,820
Bahrain Government International Bonds, 7.50%, 2/12/36(1)	1,000,000	1,055,520
Bahrain Government International Bonds, 6.00%, 9/19/44(1)	2,700,000	2,331,276
		12,404,616
Brazil — 0.3%
Brazil Government International Bonds, 7.125%, 5/13/54	1,000,000	963,750
Brazil Government International Bonds, 6.625%, 3/15/35	1,000,000	1,006,213
		1,969,963
Chile — 2.0%
Chile Government International Bonds, 4.34%, 3/7/42	13,700,000	11,817,620
Colombia — 2.6%
Colombia Government International Bonds, 7.75%, 11/7/36	14,505,000	14,505,000
Colombia Government International Bonds, 6.125%, 1/18/41	800,000	672,992
		15,177,992
Costa Rica — 0.7%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)	3,850,000	4,011,219
Dominican Republic — 4.1%
Dominican Republic International Bonds, 4.50%, 1/30/30	21,830,000	20,883,669
Dominican Republic International Bonds, 6.95%, 3/15/37(1)	1,300,000	1,333,800
Dominican Republic International Bonds, 5.875%, 1/30/60(1)	2,650,000	2,235,408
		24,452,877
Ecuador — 1.7%
Ecuador Government International Bonds, VRN, 6.90%, 7/31/35	13,236,510	9,930,692
Egypt — 1.9%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	3,200,000	2,854,237
Egypt Government International Bonds, 8.50%, 1/31/47(1)	10,625,000	8,663,315
		11,517,552
El Salvador — 0.8%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)	4,300,000	4,567,503
Ghana — 0.7%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(2)	107,200	102,975
Ghana Government International Bonds, 0.00%, 1/3/30(1)(2)	337,145	281,888
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)	1,621,400	1,546,910
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)	3,100,000	2,500,626
		4,432,399

Guatemala — 1.2%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,875,623
Guatemala Government Bonds, 7.05%, 10/4/32		2,820,000	3,026,523
Guatemala Government Bonds, 6.125%, 6/1/50		1,600,000	1,467,976
Guatemala Government Bonds, 6.875%, 8/15/55(1)		500,000	498,005
			6,868,127
Honduras — 0.2%
Honduras Government International Bonds, 8.625%, 11/27/34(1)		1,000,000	1,045,250
Hungary — 2.7%
Hungary Government Bonds, 3.00%, 8/21/30	HUF	3,048,500,000	7,416,807
Hungary Government International Bonds, 2.125%, 9/22/31(1)		7,900,000	6,634,013
Hungary Government International Bonds, 6.00%, 9/26/35(1)		2,000,000	2,015,567
			16,066,387
India — 0.9%
India Government Bonds, 7.54%, 5/23/36	INR	420,000,000	5,143,462
Indonesia — 3.7%
Indonesia Government International Bonds, 5.45%, 9/20/52		2,390,000	2,321,627
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	152,585,000,000	9,352,787
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	162,426,000,000	10,011,749
			21,686,163
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		250,000	248,563
Ivory Coast — 0.6%
Ivory Coast Government International Bonds, 8.08%, 4/1/36(1)		1,500,000	1,483,698
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	1,882,707
			3,366,405
Jamaica — 0.3%
Jamaica Government International Bonds, 6.75%, 4/28/28		400,000	415,300
Jamaica Government International Bonds, 8.00%, 3/15/39		1,000,000	1,176,000
			1,591,300
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 7/7/30(1)		1,400,000	1,362,364
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,910,000	1,730,286
			3,092,650
Kazakhstan — 1.0%
Kazakhstan Government International Bonds, 4.71%, 4/9/35(1)		4,800,000	4,665,714
Kazakhstan Government International Bonds, 5.50%, 7/1/37(1)		1,300,000	1,302,451
			5,968,165
Kenya — 0.9%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,431,924
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		4,000,000	3,858,337
			5,290,261
Lebanon — 0.4%
Lebanon Government International Bonds, 6.65%, 11/3/28(3)(4)		13,500,000	2,529,414
Luxembourg — 0.6%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)(5)		3,659,000	3,680,039
Malaysia — 0.5%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	12,500,000	3,024,233
Mexico — 4.6%
Mexico Bonos, 8.00%, 2/21/36	MXN	111,000,000	5,330,530
Mexico Bonos, 7.75%, 11/13/42	MXN	116,700,000	5,088,573
Mexico Bonos, 8.50%, 3/1/29	MXN	192,510,000	10,163,919
Mexico Government International Bonds, 6.00%, 5/7/36		5,200,000	5,110,300

Mexico Government International Bonds, 7.375%, 5/13/55		1,500,000	1,549,500
			27,242,822
Mongolia — 0.2%
Mongolia Government International Bonds, 6.625%, 2/25/30(1)		1,500,000	1,500,438
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32		900,000	767,330
Nigeria — 1.9%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		12,000,000	11,085,527
Oman — 1.4%
Oman Government International Bonds, 6.75%, 1/17/48(1)		7,600,000	8,163,555
Pakistan — 2.0%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		11,815,000	11,635,863
Panama — 2.7%
Panama Government International Bonds, 3.16%, 1/23/30		6,030,000	5,449,009
Panama Government International Bonds, 6.85%, 3/28/54		5,070,000	4,734,113
Panama Government International Bonds, 6.875%, 1/31/36		6,049,000	6,055,382
			16,238,504
Paraguay — 0.5%
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		3,050,000	3,089,345
Peru — 2.8%
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	30,600,000	9,032,080
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,694,789
Peru Government International Bonds, 6.20%, 6/30/55		1,600,000	1,607,200
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	3,067,750
			16,401,819
Philippines — 1.9%
Philippines Government International Bonds, 5.50%, 2/4/35		3,200,000	3,334,324
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	5,147,141
ROP Sukuk Trust, 5.05%, 6/6/29		2,900,000	2,961,154
			11,442,619
Poland — 3.1%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,896,359
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	38,000,000	8,195,487
Republic of Poland Government International Bonds, 5.375%, 2/12/35		5,400,000	5,518,107
			18,609,953
Qatar — 0.3%
Qatar Government International Bonds, 5.10%, 4/23/48(1)		1,800,000	1,715,259
Romania — 2.4%
Romania Government International Bonds, 6.00%, 5/25/34(1)		14,660,000	14,305,810
Saudi Arabia — 1.1%
Saudi Government International Bonds, 5.75%, 1/16/54(1)		7,030,000	6,779,691
Senegal — 1.0%
Senegal Government International Bonds, 7.75%, 6/10/31		4,100,000	3,351,484
Senegal Government International Bonds, 6.25%, 5/23/33(1)		3,400,000	2,531,910
			5,883,394
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,960,000	3,129,340
South Africa — 2.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	199,108,000	9,717,360
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		2,000,000	1,988,237
			11,705,597
Sri Lanka — 1.7%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,864,090	1,773,216
Sri Lanka Government International Bonds, VRN, 3.10%, 1/15/30(1)		5,574,979	5,024,450
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		3,677,739	3,021,728

Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	406
			9,819,800
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		1,825,000	1,815,619
Turkey — 4.3%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	262,000,000	5,936,164
Turkiye Government International Bonds, 5.95%, 1/15/31		10,300,000	10,015,110
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	8,951,053
Turkiye Government International Bonds, 6.00%, 1/14/41		750,000	631,404
			25,533,731
Ukraine — 0.9%
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30		119,078	56,040
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30(1)		19,414	9,136
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34		444,976	168,244
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34(1)		72,550	27,362
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34(1)		53,313	27,019
Ukraine Government International Bonds, VRN, 4.50%, 2/1/34		326,988	167,384
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		5,461,310	2,548,375
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35		1,876,036	876,284
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35(1)		124,397	63,774
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35		762,972	391,013
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36		313,363	146,864
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36(1)		51,091	23,841
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36(1)		177,710	87,990
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36		1,089,960	540,186
			5,133,512
United Arab Emirates — 1.6%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)		10,000,000	9,392,749
Uruguay — 2.0%
Oriental Republic of Uruguay, 5.25%, 9/10/60		4,700,000	4,242,408
Uruguay Government International Bonds, 5.75%, 10/28/34		7,300,000	7,654,050
			11,896,458
Uzbekistan — 0.6%
Republic of Uzbekistan International Bonds, 6.95%, 5/25/32(1)		3,200,000	3,332,552
Venezuela — 0.5%
Venezuela Government International Bonds, 11.95%, 8/5/31(3)(4)		13,700,000	2,844,120
Zambia — 0.3%
Zambia Government International Bonds, VRN, 5.75%, 6/30/33(1)		2,121,180	1,982,612
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $431,162,524)			447,481,945
CORPORATE BONDS — 14.6%
Brazil — 1.6%
3R Lux SARL, 9.75%, 2/5/31(1)(6)		6,387,000	6,594,577
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)(6)		3,255,000	2,314,052
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)		580,000	598,962
			9,507,591
El Salvador — 0.5%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)(6)		2,800,000	2,829,400
Indonesia — 0.7%
Pertamina Hulu Energi PT, 5.25%, 5/21/30(1)		4,000,000	4,055,160
Malaysia — 1.3%
Petronas Capital Ltd., 5.34%, 4/3/35(1)		4,000,000	4,063,284
Petronas Capital Ltd., 4.55%, 4/21/50		4,175,000	3,558,697
			7,621,981
Mexico — 3.4%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)		2,275,195	2,331,279

Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)(6)	3,000,000	2,959,500
Petroleos Mexicanos, 6.84%, 1/23/30	10,000,000	9,846,837
Petroleos Mexicanos, 5.95%, 1/28/31	5,200,000	4,829,875
		19,967,491
Morocco — 0.7%
OCP SA, 6.75%, 5/2/34(1)	3,800,000	3,960,437
Peru — 0.2%
Petroleos del Peru SA, 5.625%, 6/19/47(1)	1,500,000	1,012,468
Qatar — 0.0%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	361,625
Saudi Arabia — 2.6%
Gaci First Investment Co., 5.25%, 1/29/30	10,000,000	10,234,923
Saudi Arabian Oil Co., 4.25%, 4/16/39	6,180,000	5,470,054
		15,704,977
South Africa — 1.8%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	10,300,000	10,512,696
United Arab Emirates — 1.5%
Abu Dhabi Developmental Holding Co. PJSC, 4.50%, 5/6/30(1)	3,000,000	2,994,905
Abu Dhabi Developmental Holding Co. PJSC, 5.00%, 5/6/35(1)	3,000,000	3,004,944
DP World Crescent Ltd., 5.50%, 5/8/35(1)	3,000,000	3,069,609
		9,069,458
Venezuela — 0.3%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(3)(4)	12,600,000	1,782,900
TOTAL CORPORATE BONDS (Cost $85,718,650)		86,386,184
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Notes, 5.00%, 8/31/25(7)	6,200,000	6,202,354
U.S. Treasury Notes, 1.875%, 2/15/32(7)	8,881,000	7,749,887
U.S. Treasury Notes, 3.375%, 5/15/33(7)	1,105,000	1,044,311
TOTAL U.S. TREASURY SECURITIES (Cost $15,670,180)		14,996,552
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	422,815
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	124,305	124,305
State Street Navigator Securities Lending Government Money Market Portfolio(8)	945,268	945,268
		1,069,573
Repurchase Agreements — 6.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $3,886,249), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $3,814,848)		3,814,390
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $34,354,655), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $33,685,070)		33,681,000
		37,495,390
TOTAL SHORT-TERM INVESTMENTS (Cost $38,564,963)		38,564,963
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $571,516,317)		587,852,459
OTHER ASSETS AND LIABILITIES — 0.8%		4,560,134
TOTAL NET ASSETS — 100.0%		$592,412,593

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	65,239,347	USD	11,702,518	Bank of America NA	9/17/25	$(181,163)
BRL	32,780,938	USD	5,853,488	Citibank NA	9/17/25	(64,331)
BRL	171,239,125	USD	30,085,338	Goldman Sachs & Co. LLC	9/17/25	155,717
BRL	73,480,599	USD	13,062,057	Goldman Sachs & Co. LLC	9/17/25	(85,286)
BRL	40,121,195	USD	7,202,492	Goldman Sachs & Co. LLC	9/17/25	(117,036)
BRL	32,576,914	USD	5,750,579	Goldman Sachs & Co. LLC	9/17/25	2,547
BRL	33,175,608	USD	5,890,022	JPMorgan Chase Bank NA	9/17/25	(31,166)
BRL	33,176,217	USD	5,863,760	JPMorgan Chase Bank NA	9/17/25	(4,797)
BRL	40,259,332	USD	7,260,998	Morgan Stanley & Co. LLC	9/17/25	(151,147)
BRL	48,111,016	USD	8,544,866	Morgan Stanley & Co. LLC	9/17/25	(48,398)
BRL	15,858,135	USD	2,878,237	UBS AG9	9/17/25	(77,670)
BRL	32,469,014	USD	5,762,343	UBS AG9	9/17/25	(28,272)
BRL	32,696,020	USD	5,799,418	UBS AG9	9/17/25	(25,257)
USD	11,755,665	BRL	65,919,422	Bank of America NA	9/17/25	114,208
USD	8,646,616	BRL	48,435,706	Bank of America NA	9/17/25	92,807
USD	5,842,439	BRL	33,176,217	Bank of America NA	9/17/25	(16,525)
USD	5,787,152	BRL	32,780,938	Bank of America NA	9/17/25	(2,005)
USD	8,567,486	BRL	48,180,798	Citibank NA	9/17/25	58,693
USD	4,336,776	BRL	24,214,608	Citibank NA	9/17/25	60,445
USD	5,794,177	BRL	32,696,020	Citibank NA	9/17/25	20,017
USD	5,724,163	BRL	32,462,246	JPMorgan Chase Bank NA	9/17/25	(8,712)
USD	17,368,465	BRL	96,238,662	Morgan Stanley & Co. LLC	9/17/25	372,590
USD	7,276,002	BRL	40,793,075	UBS AG9	9/17/25	71,892
USD	14,682,585	BRL	82,415,462	UBS AG9	9/17/25	127,905
USD	8,483,723	BRL	48,111,016	UBS AG9	9/17/25	(12,746)
USD	5,755,079	BRL	32,583,682	UBS AG9	9/17/25	758
CLP	4,897,261,810	USD	5,198,240	Bank of America NA	9/17/25	(162,806)
CLP	5,489,303,533	USD	5,943,828	Bank of America NA	9/17/25	(299,648)
CLP	5,489,387,664	USD	5,929,793	Bank of America NA	9/17/25	(285,527)
CLP	8,291,187,352	USD	8,800,769	JPMorgan Chase Bank NA	9/17/25	(275,653)
CLP	15,852,245,176	USD	16,881,511	Morgan Stanley & Co. LLC	9/17/25	(582,007)
CLP	6,102,235,384	USD	6,528,620	Morgan Stanley & Co. LLC	9/17/25	(254,214)
CLP	5,479,240,183	USD	5,762,478	UBS AG9	9/17/25	(128,646)
CLP	5,447,673,018	USD	5,823,382	UBS AG9	9/17/25	(222,007)
CLP	5,491,914,589	USD	5,922,621	UBS AG9	9/17/25	(275,756)
CLP	11,305,862,339	USD	11,795,080	UBS AG9	9/17/25	(170,232)
CLP	5,662,657,349	USD	5,903,241	UBS AG9	9/17/25	(80,816)
USD	6,539,534	CLP	6,102,235,036	Bank of America NA	9/17/25	265,129
USD	5,123,456	CLP	4,796,049,194	Goldman Sachs & Co. LLC	9/17/25	192,091
USD	5,149,097	CLP	4,794,613,242	Goldman Sachs & Co. LLC	9/17/25	219,208
USD	5,786,606	CLP	5,447,673,018	JPMorgan Chase Bank NA	9/17/25	185,231
USD	11,822,138	CLP	11,054,060,737	UBS AG9	9/17/25	456,196
USD	5,996,430	CLP	5,586,551,269	UBS AG9	9/17/25	252,259
USD	17,565,951	CLP	16,468,078,861	UBS AG9	9/17/25	633,238
USD	8,769,983	CLP	8,291,187,352	UBS AG9	9/17/25	244,866
CNY	535,084	USD	75,002	Citibank NA	9/17/25	(200)
COP	23,394,923,832	USD	5,587,621	Bank of America NA	9/17/25	(23,000)
COP	31,210,313,047	USD	7,526,778	Bank of America NA	9/17/25	(103,221)
COP	23,552,153,119	USD	5,770,606	Bank of America NA	9/17/25	(168,587)
COP	24,770,244,651	USD	5,874,278	JPMorgan Chase Bank NA	9/17/25	17,471
COP	28,128,307,920	USD	6,986,594	Morgan Stanley & Co. LLC	9/17/25	(296,110)
COP	47,240,512,406	USD	11,754,061	Morgan Stanley & Co. LLC	9/17/25	(517,626)

USD	5,720,944	COP	24,365,785,964	Bank of America NA	9/17/25	(74,603)
USD	6,843,648	COP	28,183,440,695	Bank of America NA	9/17/25	140,049
USD	5,834,420	COP	23,552,153,119	Bank of America NA	9/17/25	232,401
USD	7,145,063	COP	30,184,318,140	Citibank NA	9/17/25	(34,456)
USD	2,886,666	COP	11,810,131,962	Citibank NA	9/17/25	77,557
USD	8,682,214	COP	35,430,380,444	Citibank NA	9/17/25	254,889
CZK	183,259,621	USD	8,759,405	Citibank NA	9/17/25	(240,801)
CZK	124,198,378	USD	5,887,809	Citibank NA	9/17/25	(114,596)
CZK	185,433,909	USD	8,912,190	Goldman Sachs & Co. LLC	9/17/25	(292,517)
CZK	126,067,669	USD	5,876,508	UBS AG9	9/17/25	(16,404)
CZK	61,582,741	USD	2,923,717	UBS AG9	9/17/25	(61,117)
CZK	187,628,249	USD	8,824,341	UBS AG9	9/17/25	(102,666)
CZK	192,578,368	USD	9,073,417	UBS AG9	9/17/25	(121,642)
USD	5,875,307	CZK	124,067,026	Goldman Sachs & Co. LLC	9/17/25	108,200
USD	8,844,120	CZK	185,260,264	UBS AG9	9/17/25	232,519
USD	8,899,728	CZK	185,781,119	UBS AG9	9/17/25	263,916
USD	8,690,977	CZK	185,433,909	UBS AG9	9/17/25	71,304
HUF	2,270,258,829	USD	6,448,894	Bank of America NA	9/17/25	14,063
HUF	1,021,773,971	USD	2,903,362	Bank of America NA	9/17/25	5,416
HUF	2,002,459,639	USD	5,887,052	Bank of America NA	9/17/25	(186,465)
HUF	2,997,284,823	USD	8,761,634	Bank of America NA	9/17/25	(228,985)
HUF	3,007,197,067	USD	8,822,118	Citibank NA	9/17/25	(261,251)
HUF	3,899,255,207	USD	11,060,612	Goldman Sachs & Co. LLC	9/17/25	39,759
HUF	3,003,260,934	USD	8,766,388	Goldman Sachs & Co. LLC	9/17/25	(216,726)
HUF	2,013,706,940	USD	5,863,664	Goldman Sachs & Co. LLC	9/17/25	(131,058)
HUF	3,007,115,949	USD	8,890,971	Goldman Sachs & Co. LLC	9/17/25	(330,335)
HUF	2,052,610,579	USD	5,914,512	Goldman Sachs & Co. LLC	9/17/25	(71,155)
HUF	2,758,260,953	USD	8,089,310	JPMorgan Chase Bank NA	9/17/25	(237,113)
HUF	2,004,755,885	USD	5,851,821	Morgan Stanley & Co. LLC	9/17/25	(144,696)
HUF	2,012,048,317	USD	5,855,611	Morgan Stanley & Co. LLC	9/17/25	(127,727)
HUF	753,301,573	USD	2,173,603	UBS AG9	9/17/25	(29,109)
HUF	996,172,358	USD	2,905,617	UBS AG9	9/17/25	(69,721)
USD	3,041,334	HUF	1,042,912,796	Bank of America NA	9/17/25	72,378
USD	14,542,391	HUF	5,095,238,024	Citibank NA	9/17/25	37,305
USD	6,468,087	HUF	2,223,168,675	Citibank NA	9/17/25	139,186
USD	5,914,474	HUF	2,014,552,721	Citibank NA	9/17/25	179,460
USD	8,151,498	HUF	2,782,065,584	Morgan Stanley & Co. LLC	9/17/25	231,534
USD	8,812,701	HUF	3,011,665,719	Morgan Stanley & Co. LLC	9/17/25	239,113
USD	8,782,204	HUF	3,006,802,610	Morgan Stanley & Co. LLC	9/17/25	222,460
USD	5,831,743	HUF	2,001,955,843	Morgan Stanley & Co. LLC	9/17/25	132,590
USD	5,820,129	HUF	2,016,028,728	Morgan Stanley & Co. LLC	9/17/25	80,913
USD	6,395,489	HUF	2,240,504,152	UBS AG9	9/17/25	17,238
USD	8,749,552	HUF	2,994,990,898	UBS AG9	9/17/25	223,434
USD	8,845,587	HUF	3,004,363,927	UBS AG9	9/17/25	292,786
IDR	190,332,536,474	USD	11,652,680	Bank of America NA	9/17/25	(132,669)
IDR	97,716,088,591	USD	5,912,011	Bank of America NA	9/17/25	2,324
IDR	12,076,450,026	USD	739,127	Citibank NA	9/17/25	(8,191)
IDR	189,058,940,493	USD	11,451,524	JPMorgan Chase Bank NA	9/17/25	(8,599)
IDR	237,942,770,345	USD	14,704,027	UBS AG9	9/17/25	(302,374)
IDR	238,552,826,645	USD	14,628,107	UBS AG9	9/17/25	(189,529)
IDR	95,015,350,270	USD	5,835,671	UBS AG9	9/17/25	(84,800)
IDR	142,341,043,682	USD	8,716,601	UBS AG9	9/17/25	(101,309)
IDR	194,968,508,170	USD	11,908,343	UBS AG9	9/17/25	(107,737)
USD	9,009,661	IDR	147,454,823,119	Citibank NA	9/17/25	84,855
USD	11,486,793	IDR	187,900,965,717	Citibank NA	9/17/25	113,955

USD	11,699,967	IDR	190,826,468,745	Goldman Sachs & Co. LLC	9/17/25	150,061
USD	5,855,639	IDR	95,400,073,785	Goldman Sachs & Co. LLC	9/17/25	81,483
USD	2,945,631	IDR	47,820,256,905	JPMorgan Chase Bank NA	9/17/25	51,276
USD	11,743,120	IDR	191,175,532,198	UBS AG9	9/17/25	172,087
USD	11,716,619	IDR	191,137,767,396	UBS AG9	9/17/25	147,871
USD	2,954,044	IDR	48,187,963,104	UBS AG9	9/17/25	37,434
USD	5,880,012	IDR	95,921,874,452	UBS AG9	9/17/25	74,273
USD	2,548,475	IDR	41,772,796,002	UBS AG9	9/17/25	20,147
USD	11,741,077	IDR	192,704,766,428	UBS AG9	9/17/25	77,485
USD	11,809,180	IDR	194,484,552,215	UBS AG9	9/17/25	37,865
ILS	20,386,696	USD	5,900,533	Bank of America NA	9/17/25	102,600
ILS	20,386,365	USD	5,886,719	JPMorgan Chase Bank NA	9/17/25	116,316
ILS	51,323,771	USD	14,684,858	UBS AG9	9/17/25	428,107
USD	7,489,161	ILS	26,199,466	Bank of America NA	9/17/25	(225,619)
USD	11,989,661	ILS	40,773,061	Bank of America NA	9/17/25	(16,507)
USD	7,186,148	ILS	25,124,305	Citibank NA	9/17/25	(212,037)
INR	492,714,212	USD	5,663,597	Citibank NA	9/17/25	(46,629)
INR	674,608,713	USD	7,686,929	JPMorgan Chase Bank NA	9/17/25	3,645
USD	6,936,128	INR	596,035,374	Goldman Sachs & Co. LLC	9/17/25	141,295
USD	5,902,614	INR	511,097,347	UBS AG9	9/17/25	76,079
KRW	15,873,669,065	USD	11,752,876	Bank of America NA	9/17/25	(349,421)
KRW	16,011,793,796	USD	11,769,224	Bank of America NA	9/17/25	(266,542)
KRW	8,035,025,203	USD	5,806,241	Bank of America NA	9/17/25	(33,975)
KRW	16,302,704,384	USD	11,803,632	Bank of America NA	9/17/25	(91,964)
KRW	15,962,133,403	USD	11,746,191	Citibank NA	9/17/25	(279,184)
KRW	8,020,034,199	USD	5,859,023	Goldman Sachs & Co. LLC	9/17/25	(97,526)
KRW	8,138,488,450	USD	5,879,247	JPMorgan Chase Bank NA	9/17/25	(32,654)
KRW	4,092,149,518	USD	2,962,078	JPMorgan Chase Bank NA	9/17/25	(22,327)
KRW	7,976,080,445	USD	5,799,327	UBS AG9	9/17/25	(69,406)
KRW	3,988,137,400	USD	2,906,156	UBS AG9	9/17/25	(41,126)
KRW	3,988,072,615	USD	2,894,216	UBS AG9	9/17/25	(29,233)
KRW	12,236,010,480	USD	8,829,807	UBS AG9	9/17/25	(39,603)
USD	11,803,746	KRW	15,952,290,460	Bank of America NA	9/17/25	343,811
USD	5,852,772	KRW	8,085,897,516	Bank of America NA	9/17/25	43,960
USD	2,922,198	KRW	4,042,948,758	Bank of America NA	9/17/25	17,792
USD	11,746,701	KRW	15,873,669,065	Citibank NA	9/17/25	343,246
USD	5,855,261	KRW	8,020,034,199	Goldman Sachs & Co. LLC	9/17/25	93,764
USD	11,783,033	KRW	15,962,133,403	Morgan Stanley & Co. LLC	9/17/25	316,027
USD	11,740,150	KRW	16,011,793,796	UBS AG9	9/17/25	237,468
USD	2,914,900	KRW	4,044,667,379	UBS AG9	9/17/25	9,259
USD	11,768,030	KRW	16,302,704,384	UBS AG9	9/17/25	56,361
USD	11,809,822	KRW	16,328,159,998	UBS AG9	9/17/25	79,867
MXN	108,653,128	USD	5,666,813	Bank of America NA	9/17/25	65,565
MXN	66,782,860	USD	3,477,544	Bank of America NA	9/17/25	45,821
MXN	53,983,327	USD	2,837,699	Bank of America NA	9/17/25	10,382
MXN	110,787,530	USD	5,838,298	Bank of America NA	9/17/25	6,688
MXN	110,459,059	USD	5,806,706	Bank of America NA	9/17/25	20,951
MXN	220,079,470	USD	11,637,889	Bank of America NA	9/17/25	(26,822)
MXN	76,343,120	USD	4,072,734	Bank of America NA	9/17/25	(44,984)
MXN	331,868,858	USD	17,471,780	Goldman Sachs & Co. LLC	9/17/25	37,130
MXN	220,074,693	USD	11,374,946	JPMorgan Chase Bank NA	9/17/25	235,869
MXN	138,460,184	USD	7,285,429	JPMorgan Chase Bank NA	9/17/25	19,525
MXN	73,480,843	USD	3,868,716	JPMorgan Chase Bank NA	9/17/25	8,025
MXN	219,552,963	USD	11,663,529	JPMorgan Chase Bank NA	9/17/25	(80,239)
MXN	56,002,675	USD	2,925,358	Morgan Stanley & Co. LLC	9/17/25	29,260

MXN	165,177,021	USD	8,824,709	Morgan Stanley & Co. LLC	9/17/25	(110,214)
MXN	108,742,292	USD	5,774,703	Morgan Stanley & Co. LLC	9/17/25	(37,621)
MXN	276,289,067	USD	14,737,697	UBS AG9	9/17/25	(161,095)
USD	9,559,442	MXN	184,040,088	Bank of America NA	9/17/25	(150,241)
USD	8,727,334	MXN	166,239,833	Bank of America NA	9/17/25	(43,234)
USD	14,608,456	MXN	275,590,998	Bank of America NA	9/17/25	68,682
USD	14,629,369	MXN	275,601,700	Bank of America NA	9/17/25	89,031
USD	12,027,726	MXN	230,221,810	Citibank NA	9/17/25	(118,436)
USD	22,307,658	MXN	425,424,117	JPMorgan Chase Bank NA	9/17/25	(137,089)
USD	8,730,921	MXN	166,227,840	JPMorgan Chase Bank NA	9/17/25	(39,014)
USD	14,744,377	MXN	278,119,138	Morgan Stanley & Co. LLC	9/17/25	71,222
USD	8,766,005	MXN	164,595,251	Morgan Stanley & Co. LLC	9/17/25	82,203
USD	3,658,868	MXN	68,669,375	Morgan Stanley & Co. LLC	9/17/25	35,973
USD	8,974,838	MXN	171,699,437	UBS AG9	9/17/25	(83,770)
USD	3,088,159	MYR	13,006,011	Morgan Stanley & Co. LLC	9/17/25	37,230
PEN	22,543,512	USD	6,363,909	Bank of America NA	9/17/25	(96,981)
PEN	41,801,805	USD	11,744,059	Citibank NA	9/17/25	(123,469)
PEN	21,641,833	USD	6,061,510	Morgan Stanley & Co. LLC	9/17/25	(45,242)
PEN	21,248,503	USD	5,972,019	Morgan Stanley & Co. LLC	9/17/25	(65,093)
USD	21,321,084	PEN	77,568,235	Bank of America NA	9/17/25	(242,307)
USD	11,715,434	PEN	41,779,580	Bank of America NA	9/17/25	101,022
USD	5,876,680	PEN	20,973,872	Bank of America NA	9/17/25	46,100
PLN	5,199,942	USD	1,392,621	Bank of America NA	9/17/25	(6,075)
PLN	21,205,568	USD	5,882,367	Bank of America NA	9/17/25	(227,980)
PLN	43,853,481	USD	11,866,481	Citibank NA	9/17/25	(173,110)
PLN	21,252,027	USD	5,882,609	Goldman Sachs & Co. LLC	9/17/25	(215,833)
PLN	21,457,381	USD	5,879,449	Goldman Sachs & Co. LLC	9/17/25	(157,917)
PLN	43,511,840	USD	11,728,803	UBS AG9	9/17/25	(126,529)
PLN	13,740,253	USD	3,779,663	UBS AG9	9/17/25	(115,874)
USD	11,067,941	PLN	41,064,153	Citibank NA	9/17/25	118,335
USD	11,415,723	PLN	41,501,745	Citibank NA	9/17/25	349,434
USD	10,403,215	PLN	38,587,482	Goldman Sachs & Co. LLC	9/17/25	114,003
USD	5,816,947	PLN	21,267,885	Goldman Sachs & Co. LLC	9/17/25	145,943
USD	5,905,451	PLN	21,339,402	Morgan Stanley & Co. LLC	9/17/25	215,378
USD	4,414,061	PLN	16,026,219	UBS AG9	9/17/25	140,728
USD	5,879,518	PLN	21,361,853	UBS AG9	9/17/25	183,458
USD	36,910	RON	163,870	Goldman Sachs & Co. LLC	9/17/25	156
THB	134,799,547	USD	4,164,233	Citibank NA	9/17/25	(25,083)
THB	191,547,764	USD	5,900,913	Citibank NA	9/17/25	(19,255)
THB	229,840,932	USD	7,125,881	JPMorgan Chase Bank NA	9/17/25	(68,394)
THB	148,667,559	USD	4,547,632	Morgan Stanley & Co. LLC	9/17/25	17,348
USD	5,870,916	THB	190,045,676	Bank of America NA	9/17/25	35,382
USD	16,046,324	THB	520,582,549	Citibank NA	9/17/25	61,338
USD	5,684,672	THB	184,939,419	Citibank NA	9/17/25	5,929
USD	5,916,622	THB	192,383,686	UBS AG9	9/17/25	9,296
TRY	71,763,980	USD	1,661,433	Citibank NA	9/17/25	39,201
USD	1,667,613	TRY	70,948,985	Goldman Sachs & Co. LLC	9/17/25	(13,708)
TWD	342,913,411	USD	11,762,547	UBS AG9	9/17/25	(258,573)
USD	5,857,085	TWD	171,455,025	Citibank NA	9/17/25	105,154
USD	5,860,022	TWD	171,458,386	Goldman Sachs & Co. LLC	9/17/25	107,979
USD	9,864,535	ZAR	177,233,833	Bank of America NA	9/17/25	164,548
USD	8,716,580	ZAR	156,410,611	Bank of America NA	9/17/25	156,246
USD	14,687,950	ZAR	262,028,792	Bank of America NA	9/17/25	347,145
USD	14,491,981	ZAR	258,613,276	Bank of America NA	9/17/25	338,107
USD	5,819,255	ZAR	104,297,098	Bank of America NA	9/17/25	111,087

USD	8,750,667	ZAR	156,093,367	Bank of America NA	9/17/25	207,696
USD	14,986,392	ZAR	269,153,225	Citibank NA	9/17/25	255,669
USD	5,864,675	ZAR	104,944,176	Citibank NA	9/17/25	121,093
USD	8,678,995	ZAR	156,062,078	Goldman Sachs & Co. LLC	9/17/25	137,736
USD	2,039,228	ZAR	36,466,100	Goldman Sachs & Co. LLC	9/17/25	43,442
USD	14,494,267	ZAR	258,613,275	Goldman Sachs & Co. LLC	9/17/25	340,393
USD	4,043,872	ZAR	71,871,069	Goldman Sachs & Co. LLC	9/17/25	110,376
USD	4,136,749	ZAR	72,968,435	Goldman Sachs & Co. LLC	9/17/25	143,195
USD	5,863,381	ZAR	103,556,629	Goldman Sachs & Co. LLC	9/17/25	195,739
USD	9,124,159	ZAR	160,674,702	Morgan Stanley & Co. LLC	9/17/25	330,452
USD	5,858,870	ZAR	104,730,797	Morgan Stanley & Co. LLC	9/17/25	126,966
USD	6,065,273	ZAR	107,205,301	Morgan Stanley & Co. LLC	9/17/25	197,940
USD	6,757,135	ZAR	121,348,859	UBS AG9	9/17/25	115,726
ZAR	133,214,011	USD	7,474,240	Bank of America NA	9/17/25	(183,453)
ZAR	209,144,413	USD	11,538,500	Bank of America NA	9/17/25	(92,052)
ZAR	175,526,349	USD	9,722,756	Bank of America NA	9/17/25	(116,220)
ZAR	174,188,226	USD	9,789,683	Bank of America NA	9/17/25	(256,382)
ZAR	155,897,882	USD	8,846,929	Bank of America NA	9/17/25	(314,657)
ZAR	260,195,813	USD	14,573,628	Bank of America NA	9/17/25	(333,143)
ZAR	209,457,281	USD	11,741,473	Bank of America NA	9/17/25	(277,901)
ZAR	84,619,072	USD	4,703,155	Bank of America NA	9/17/25	(71,964)
ZAR	209,540,264	USD	11,859,822	Bank of America NA	9/17/25	(391,709)
ZAR	107,322,321	USD	6,026,490	Citibank NA	9/17/25	(152,753)
ZAR	156,368,173	USD	8,751,037	Citibank NA	9/17/25	(193,025)
ZAR	156,603,531	USD	8,785,483	Citibank NA	9/17/25	(214,591)
ZAR	104,786,606	USD	5,897,332	Citibank NA	9/17/25	(162,373)
ZAR	207,436,790	USD	11,654,752	Citibank NA	9/17/25	(301,761)
ZAR	110,785,857	USD	6,187,701	Citibank NA	9/17/25	(124,404)
ZAR	139,262,442	USD	7,865,508	Goldman Sachs & Co. LLC	9/17/25	(243,691)
ZAR	76,233,486	USD	4,231,682	Morgan Stanley & Co. LLC	9/17/25	(59,433)
ZAR	154,468,757	USD	8,633,519	UBS AG9	9/17/25	(179,462)
						$(850,079)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	343	September 2025	$70,995,641	$(97,137)
U.S. Treasury 10-Year Notes	14	September 2025	1,554,875	8,063
U.S. Treasury Ultra Bonds	215	September 2025	25,222,187	389,268
			$97,772,703	$300,194
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$5,800,000	$(86,692)	$(38,586)	$(125,278)
Markit CDX Emerging Markets Index Series 43	Buy	(1.00)%	6/20/30	$16,550,000	670,021	(307,509)	362,512
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$15,960,000	(30,831)	(55,094)	(85,925)
					$552,498	$(401,189)	$151,309
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N.A.	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$104,364
Bank of America N.A.	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	66,317
Goldman Sachs & Co.	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	586,433
Goldman Sachs & Co.	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	230,417
Goldman Sachs & Co.	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	78,743
							$1,066,274
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $252,929,280, which represented 42.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,731,733. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,338,886.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,822,658, which includes securities collateral of $2,877,390.
(9)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $513,211.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$447,481,945	—
Corporate Bonds	—	86,386,184	—
U.S. Treasury Securities	—	14,996,552	—
Convertible Preferred Securities	—	422,815	—
Short-Term Investments	$1,069,573	37,495,390	—
	$1,069,573	$586,782,886	—
Other Financial Instruments
Futures Contracts	$397,331	—	—
Swap Agreements	—	$1,428,786	—
Forward Foreign Currency Exchange Contracts	—	16,415,748	—
	$397,331	$17,844,534	—

Liabilities
Other Financial Instruments
Futures Contracts	$97,137	—	—
Swap Agreements	—	$211,203	—
Forward Foreign Currency Exchange Contracts	—	17,265,827	—
	$97,137	$17,477,030	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.